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BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 1.2%

	ASSET MANAGEMENT — 0.5%
120,000	Charles Schwab Corporation (The) - Series J	1.1130	06/01/26	$ 2,328,000

	BANKING — 0.7%
117,000	Huntington Bancshares Inc - Series H	1.1250		2,033,460
122,135	US Bancorp, B - Series M	1.0000	04/15/26	2,021,334
				4,054,794
	TOTAL PREFERRED STOCKS (Cost $9,080,956)			6,382,794

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 52.3%
	AUTO LOAN — 17.8%
5,000,000	American Credit Acceptance Receivables Trust Series 4 F(a)	4.2100	07/13/28	4,989,556
5,890,000	Bridgecrest Lending Auto Securitization Trust Series 1 D	7.8400	08/15/29	6,229,655
4,720,000	CarMax Auto Owner Trust 2023-1 Series 1 D	6.2700	11/15/29	4,801,302
2,123,007	Exeter Automobile Receivables Trust 2021-3 Series 2021-3A D	1.5500	06/15/27	2,076,695
10,597,000	Exeter Automobile Receivables Trust 2021-4 Series 4A E(a)	4.0200	01/17/28	10,391,993
2,632,955	Exeter Automobile Receivables Trust 2022-1 Series 1A D	3.0200	06/15/28	2,601,983
4,000,000	Exeter Automobile Receivables Trust 2022-1 Series 1A E(a)	5.0200	10/15/29	3,876,799
5,993,000	Exeter Automobile Receivables Trust 2022-2 Series 2A E(a)	6.3400	10/15/29	5,509,300
3,653,000	Exeter Automobile Receivables Trust 2022-4 Series 4A D	5.9800	12/15/28	3,686,062
2,000,000	First Investors Auto Owner Trust Series 2021-1A E(a)	3.3500	04/15/27	1,998,315
11,635	First Investors Auto Owner Trust 2021-1 Series 1A C(a)	1.1700	03/15/27	11,617
2,230,000	First Investors Auto Owner Trust 2021-2 Series 2021-2A D(a)	1.6600	12/15/27	2,173,709
4,720,000	First Investors Auto Owner Trust 2022-1 Series 1A D(a)	3.7900	06/15/28	4,643,193
2,000,000	First Investors Auto Owner Trust 2022-1 Series 1A E(a)	5.4100	06/15/29	1,948,261
2,000,000	First Investors Auto Owner Trust 2022-2 Series 2A D(a)	8.7100	10/16/28	2,091,926
8,400,000	First Investors Auto Owner Trust 2023-1 Series 1A D(a)	7.7400	01/15/31	8,896,500
3,675,000	Westlake Automobile Receivables Trust 2021-1 Series 2021-1A E(a)	2.3300	08/17/26	3,670,868
2,000,000	Westlake Automobile Receivables Trust 2021-2 Series 2021-2A E(a)	2.3800	03/15/27	1,972,587
3,000,000	Westlake Automobile Receivables Trust 2021-2 Series 2021-2A F(a)	3.6600	12/15/27	2,968,095
3,660,000	Westlake Automobile Receivables Trust 2021-3 Series 2021-3A E(a)	3.4200	04/15/27	3,626,548
4,750,000	Westlake Automobile Receivables Trust 2023-1 Series 1A D(a)	6.7900	11/15/28	4,871,112

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 52.3% (Continued)
	AUTO LOAN — 17.8% (Continued)
4,000,000	Westlake Automobile Receivables Trust 2023-3 Series 3A D(a)		6.4700	03/15/29	$ 4,112,677
3,650,000	Westlake Automobile Receivables Trust 2024-2 Series 2A D(a)		5.9100	04/15/30	3,719,250
					90,868,003
	CLO — 34.3%
3,000,000	AGL CLO 25 Ltd. Series 25A D(a),(b)	TSFR3M + 5.300%	9.5930	07/21/36	3,004,461
2,500,000	AGL CLO 29 Ltd. Series 29A A1(a),(b)	TSFR3M + 1.570%	5.8630	04/21/37	2,507,173
975,000	Apidos CLO XV Series 2013-15A DRR(a),(b)	US0003M + 2.962%	7.2550	04/20/31	973,841
5,000,000	Apidos CLO XXIX Series 29A B(a),(b)	TSFR3M + 2.162%	6.4620	07/25/30	5,006,805
1,365,000	Apidos CLO XXXII Series 32A DR(a),(b)	TSFR3M + 2.750%	7.0400	01/20/33	1,362,108
3,500,000	Apidos CLO XXXV Series 2021-35A E(a),(b)	TSFR3M + 6.012%	10.3050	04/20/34	3,471,923
2,700,000	Bain Capital Credit CLO 2022-1 Ltd. Series 1A A1(a),(b)	TSFR3M + 1.320%	5.6130	04/18/35	2,697,370
2,035,000	Battalion CLO XIX Ltd. Series 19A C(a),(b)	TSFR3M + 2.262%	6.5640	04/15/34	2,017,151
1,000,000	Canyon Capital CLO 2017-1 Ltd. Series 1A DR(a),(b)	TSFR3M + 3.262%	7.5640	07/15/30	1,000,907
2,295,000	Carlyle Global Market Strategies CLO 2013-1 Ltd.(a),(b)	TSFR3M + 3.612%	7.9300	08/14/30	2,299,963
275,000	CARLYLE US CLO 2017-4 Ltd. Series 4A A2(a),(b)	TSFR3M + 1.662%	5.9640	01/15/30	275,043
2,200,000	CIFC Funding 2017-IV Ltd. Series 2017-4A A2R(a),(b)	TSFR3M + 1.812%	6.1080	10/24/30	2,200,818
3,000,000	CIFC Funding 2017-IV Ltd. Series 2017-4A CR(a),(b)	TSFR3M + 3.412%	7.7080	10/24/30	3,004,977
2,300,000	CIFC Funding 2018-III Ltd. Series 3A C(a),(b)	TSFR3M + 2.162%	6.4550	07/18/31	2,304,543
5,250,000	Dewolf Park CLO Ltd. Series 1A CR(a),(b)	TSFR3M + 2.112%	6.4140	10/15/30	5,251,538
1,000,000	Dryden 30 Senior Loan Fund Series 2013-30A CR(a),(b)	TSFR3M + 1.962%	6.2850	11/15/28	999,980
3,500,000	Dryden 30 Senior Loan Fund Series 2013-30A DR(a),(b)	TSFR3M + 2.862%	7.1850	11/15/28	3,501,922
3,750,000	Dryden 70 CLO Ltd. Series 70A C(a),(b)	TSFR3M + 2.412%	6.7190	01/16/32	3,756,326
1,700,000	Elmwood CLO 20 Ltd. Series 7A BR(a),(b)	TSFR3M + 2.050%	6.3300	01/17/37	1,708,034
5,500,000	Elmwood CLO 21 Ltd. Series 8A AR(a),(b)	TSFR3M + 1.650%	5.9430	10/20/36	5,514,922
3,000,000	Goldentree Loan Management US CLO 1 Ltd. Series 1A DR3(a),(b)	TSFR3M + 2.400%	6.7030	04/20/34	2,976,960
1,500,000	Goldentree Loan Management US CLO 11 Ltd. Series 11A ER(a),(b)	TSFR3M + 4.900%	9.1930	10/20/34	1,484,822
4,500,000	Goldentree Loan Management US CLO 17 Ltd. Series 17A B(a),(b)	TSFR3M + 2.450%	6.7430	07/20/36	4,517,609
5,000,000	Goldentree Loan Management US CLO 4 Ltd. Series 4A E(a),(b)	TSFR3M + 5.012%	9.3080	04/24/31	5,016,324
2,500,000	HalseyPoint CLO 4 Ltd. Series 4A E(a),(b)	TSFR3M + 6.972%	11.2650	04/20/34	2,467,700
1,875,000	Halseypoint CLO 5 Ltd. Series 5A D(a),(b)	TSFR3M + 3.762%	8.0480	01/30/35	1,880,708
5,750,000	ICG US CLO 2015-2R Ltd. Series 2RA A2R(a),(b)	TSFR3M + 1.500%	5.8030	01/16/33	5,728,207
4,750,000	ICG US CLO 2015-2R Ltd. Series 2RA CR(a),(b)	TSFR3M + 2.700%	7.0030	01/16/33	4,724,483
1,250,000	ICG US CLO 2022-1i Ltd. Series 1A D1(a),(b)	TSFR3M + 4.060%	8.3530	07/20/35	1,251,550
1,800,000	LCM XVIII, L.P. Series 18A DR(a),(b)	TSFR3M + 3.062%	7.3550	04/20/31	1,797,795

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 52.3% (Continued)
	CLO — 34.3% (Continued)
3,150,000	Madison Park Funding XIV Ltd. Series 14A D1R4(a),(b)	TSFR3M + 2.900%	7.2230	10/22/30	$ 3,150,000
4,690,000	Madison Park Funding XXIV Ltd. Series 24A BR2(a),(b)	TSFR3M + 1.550%	5.8430	10/20/29	4,691,173
3,275,000	Marathon CLO 14 Ltd. Series 2A BAR2(a),(b)	TSFR3M + 1.850%	–	01/20/33	3,268,591
500,000	MidOcean Credit CLO XII Ltd. Series 12A A1R(a),(b)	TSFR3M + 1.340%	5.6330	04/18/36	500,366
2,000,000	Neuberger Berman CLO XV Series 2013-15A CR2(a),(b)	TSFR3M + 2.112%	6.4140	10/15/29	1,999,932
7,600,000	Neuberger Berman CLO XVII Ltd. Series 17A CR3(a),(b)	TSFR3M + 2.150%	6.4400	07/22/38	7,618,893
2,000,000	Neuberger Berman Loan Advisers CLO 32 Ltd. Series 2019-32A DR(a),(b)	TSFR3M + 2.962%	7.2550	01/19/32	1,997,892
2,000,000	Neuberger Berman Loan Advisers CLO 32 Ltd. Series 32A CR(a),(b)	TSFR3M + 1.962%	6.2550	01/20/32	2,001,346
5,000,000	Neuberger Berman Loan Advisers CLO 42 Ltd. Series 42A CR(a),(b)	TSFR3M + 1.850%	6.4190	07/16/36	4,987,930
3,200,000	Neuberger Berman Loan Advisers CLO 45 Ltd. Series 45A CR(a),(b)	TSFR3M + 1.950%	6.1920	10/14/36	3,191,994
3,165,000	OCP CLO 2014-7 Ltd. Series 2014-7A CRR(a),(b)	TSFR3M + 3.362%	7.6550	07/20/29	3,172,792
1,750,000	OCP CLO 2014-7 Ltd. Series 7A DRR(a),(b)	TSFR3M + 6.092%	10.3850	07/20/29	1,741,219
3,250,000	Octagon Investment Partners 41 Ltd. Series 2A CR2(a),(b)	TSFR3M + 2.000%	6.3030	10/15/33	3,250,000
6,250,000	Octagon Investment Partners XXI Ltd. Series 1A BR4(a),(b)	TSFR3M + 1.350%	5.6500	02/14/31	6,228,380
5,575,000	OHA Credit Partners XIV Ltd. Series 14A D1R(a),(b)	TSFR3M + 2.850%	7.1430	07/21/37	5,552,460
2,500,000	Regatta XIII Funding Ltd. Series 2A CR(a),(b)	TSFR3M + 2.700%	7.0020	07/15/31	2,502,285
50,000	Riserva CLO Ltd. Series 2016-3A XRR(a),(b)	TSFR3M + 1.062%	5.3550	01/18/34	49,999
1,985,276	Sound Point CLO IX Ltd. Series 2A ARRR(a),(b)	TSFR3M + 1.472%	5.7650	07/20/32	1,989,052
6,250,000	Sound Point CLO XV Ltd. Series 1A E(a),(b)	TSFR3M + 6.222%	10.5120	01/23/29	6,233,381
2,300,000	Sounds Point CLO IV-R LTD Series 3RA C(a),(b)	TSFR3M + 2.512%	6.8050	04/18/31	2,303,367
640,000	Venture 35 CLO Ltd. Series 35A BLR(a),(b)	TSFR3M + 2.012%	6.3020	10/22/31	639,972
3,250,000	Venture 41 CLO Ltd. Series 41A C(a),(b)	TSFR3M + 2.862%	7.1550	01/20/34	3,270,397
2,250,000	Venture 41 CLO Ltd. Series 41A D(a),(b)	TSFR3M + 4.132%	8.4250	01/20/34	2,256,361
2,765,000	Venture 43 CLO Ltd. Series 43A D(a),(b)	TSFR3M + 3.732%	8.0340	04/15/34	2,757,006
1,375,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	TSFR3M + 4.182%	8.4840	07/15/32	1,368,766
5,220,000	Voya CLO 2013-1 Ltd. Series 1A BR(a),(b)	TSFR3M + 2.162%	6.4640	10/15/30	5,230,272
2,425,000	Voya CLO 2014-1 Ltd.(a),(b)	TSFR3M + 3.062%	7.3550	04/18/31	2,429,479
2,505,000	Voya CLO 2015-1 Ltd. Series 1A CR(a),(b)	TSFR3M + 2.612%	6.9050	01/18/29	2,506,693
2,465,000	Wind River 2021-2 CLO Ltd. Series 2A C(a),(b)	TSFR3M + 2.212%	6.5050	07/20/34	2,468,821
1,250,000	Wind River 2021-2 CLO Ltd. Series 2021-2A D(a),(b)	TSFR3M + 3.412%	7.7050	07/20/34	1,252,579
					175,317,361
	OTHER ABS — 0.2%
1,000,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	5.1490	04/17/28	1,003,472

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 52.3% (Continued)
	RESIDENTIAL MORTGAGE — 0.0%(c)
22,047	Towd Point Mortgage Trust 2017-5 Series 2017-5 A1(a),(b)	TSFR1M + 0.714%	5.0340	02/25/57	$ 23,368
136,271	Towd Point Mortgage Trust 2017-6 Series 2017-6 A1(a),(d)		2.7500	10/25/57	133,090
					156,458
	TOTAL ASSET BACKED SECURITIES (Cost $265,371,111)				267,345,294

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.9%
	AUTOMOTIVE — 0.7%
3,700,000	Volkswagen Group of America Finance, LLC(a)		5.9000	09/12/33	3,716,975

	BANKING — 0.8%
3,995,000	Bank of America Corporation Series FF(d)	TSFR3M + 3.193%	5.8750	Perpetual	4,029,415

	BIOTECH & PHARMA — 0.1%
342,000	Prestige Brands, Inc.(a)		5.1250	01/15/28	335,889

	CABLE & SATELLITE — 0.7%
3,000,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.1250	05/01/27	2,956,359
1,000,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.0000	02/01/28	970,522
					3,926,881
	CHEMICALS — 0.6%
770,000	HB Fuller Company		4.2500	10/15/28	730,968
2,675,000	Ingevity Corporation(a)		3.8750	11/01/28	2,497,590
					3,228,558
	COMMERCIAL SUPPORT SERVICES — 0.6%
2,945,000	Korn Ferry(a)		4.6250	12/15/27	2,857,489

	CONSTRUCTION MATERIALS — 1.1%
3,592,000	Advanced Drainage Systems, Inc.(a)		5.0000	09/30/27	3,527,476
2,000,000	Advanced Drainage Systems, Inc.(a)		6.3750	06/15/30	2,010,368
					5,537,844
	CONSUMER SERVICES — 1.3%
3,885,000	Service Corp International		5.1250	06/01/29	3,791,333

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.9% (Continued)
	CONSUMER SERVICES — 1.3% (Continued)
3,000,000	Service Corp International		5.7500	10/15/32	$ 2,952,429
					6,743,762
	CONTAINERS & PACKAGING — 1.1%
2,420,000	Silgan Holdings, Inc.		4.1250	02/01/28	2,323,159
3,350,000	TriMas Corporation(a)		4.1250	04/15/29	3,115,610
					5,438,769
	ELECTRIC UTILITIES — 0.6%
2,940,000	National Rural Utilities Cooperative Finance(d)	H15T5Y + 3.533%	7.1250	09/15/53	3,032,237

	ENGINEERING & CONSTRUCTION — 1.6%
2,035,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	2,010,045
6,500,000	MasTec, Inc.(a)		4.5000	08/15/28	6,345,948
					8,355,993
	FOOD — 0.7%
4,009,000	Darling Ingredients, Inc.(a)		5.2500	04/15/27	3,974,396

	FORESTRY, PAPER & WOOD PRODUCTS — 0.8%
4,472,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	4,216,727

	HEALTH CARE FACILITIES & SERVICES — 0.4%
2,500,000	Molina Healthcare, Inc.(a)		4.3750	06/15/28	2,382,042

	HOME CONSTRUCTION — 1.2%
2,000,000	LGI Homes, Inc.(a)		4.0000	07/15/29	1,769,034
4,137,000	Meritage Homes Corporation		5.1250	06/06/27	4,173,820
					5,942,854
	HOUSEHOLD PRODUCTS — 0.8%
3,907,000	Central Garden & Pet Company		5.1250	02/01/28	3,875,085

	INSTITUTIONAL FINANCIAL SERVICES — 1.8%
3,000,000	Goldman Sachs Group, Inc. (The)(d)	H15T5Y + 3.156%	7.5000	Perpetual	3,167,436
6,045,000	Morgan Stanley(d)	SOFRRATE + 1.880%	5.4240	07/21/34	6,103,616
					9,271,052

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.9% (Continued)
	LEISURE FACILITIES & SERVICES — 0.7%
3,560,000	Boyne USA, Inc.(a)		4.7500	05/15/29	$ 3,358,497

	MACHINERY — 1.1%
4,000,000	ATS Corporation(a)		4.1250	12/15/28	3,716,876
2,000,000	Terex Corporation(a)		6.2500	10/15/32	1,942,272
					5,659,148
	METALS & MINING — 1.2%
3,603,000	Freeport-McMoRan, Inc.		5.0000	09/01/27	3,611,509
2,767,000	Mineral Resources Ltd.(a)		8.1250	05/01/27	2,743,270
					6,354,779
	OIL & GAS PRODUCERS — 7.9%
2,775,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	2,697,362
4,000,000	Civitas Resources, Inc.(a)		8.6250	11/01/30	4,140,345
3,000,000	EQT Corporation		5.7500	02/01/34	3,054,218
2,000,000	Matador Resources Company(a)		6.8750	04/15/28	2,024,686
2,500,000	Matador Resources Company(a)		6.5000	04/15/32	2,481,968
4,510,000	Murphy Oil Corporation		6.0000	10/01/32	4,340,399
3,240,000	Murphy Oil USA, Inc.		5.6250	05/01/27	3,227,385
750,000	Murphy Oil USA, Inc.		4.7500	09/15/29	718,080
4,200,000	Plains All American Pipeline, L.P. Series B(d)	TSFR3M + 4.372%	8.6950	Perpetual	4,201,316
2,000,000	SM Energy Company(a)		6.7500	08/01/29	1,969,184
3,175,000	Sunoco, L.P.(a)		7.2500	05/01/32	3,280,121
3,000,000	Sunoco, L.P.(a)		6.2500	07/01/33	3,003,210
2,825,000	Sunoco, L.P. / Sunoco Finance Corporation		6.0000	04/15/27	2,821,276
2,909,000	Targa Resources Partners, L.P. / Targa Resources		5.0000	01/15/28	2,909,815
					40,869,365
	PUBLISHING & BROADCASTING — 0.7%
1,500,000	Nexstar Media, Inc.(a)		5.6250	07/15/27	1,478,714
2,000,000	TEGNA, Inc.		5.0000	09/15/29	1,857,693
					3,336,407
	REAL ESTATE INVESTMENT TRUSTS — 0.4%
2,000,000	Iron Mountain, Inc.(a)		5.2500	03/15/28	1,955,970

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.9% (Continued)
	RETAIL - DISCRETIONARY — 1.2%
1,400,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	$ 1,346,662
945,000	Asbury Automotive Group, Inc.		4.7500	03/01/30	884,417
1,000,000	Builders FirstSource, Inc.(a)		6.3750	03/01/34	993,592
3,000,000	Patrick Industries, Inc.(a)		6.3750	11/01/32	2,910,310
					6,134,981
	SEMICONDUCTORS — 1.2%
2,180,000	Amkor Technology, Inc.(a)		6.6250	09/15/27	2,187,817
2,075,000	ON Semiconductor Corporation(a)		3.8750	09/01/28	1,941,576
2,200,000	Synaptics, Inc.(a)		4.0000	06/15/29	2,020,203
					6,149,596
	SOFTWARE — 0.1%
500,000	Gen Digital, Inc.(a)		6.7500	09/30/27	506,600

	SPECIALTY FINANCE — 0.6%
3,000,000	FirstCash, Inc.(a)		4.6250	09/01/28	2,865,838

	TECHNOLOGY SERVICES — 0.7%
3,500,000	Booz Allen Hamilton, Inc.(a)		3.8750	09/01/28	3,326,672

	TRANSPORTATION & LOGISTICS — 0.4%
2,000,000	Genesee & Wyoming, Inc.(a)		6.2500	04/15/32	1,999,476

	TRANSPORTATION EQUIPMENT — 0.8%
2,000,000	Allison Transmission, Inc.(a)		4.7500	10/01/27	1,953,158
2,000,000	Allison Transmission, Inc.(a)		5.8750	06/01/29	1,994,158
					3,947,316
	TOTAL CORPORATE BONDS (Cost $165,810,036)				163,330,613

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 5.6%
	CHEMICALS — 0.9%
4,451,419	HB Fuller Company(b)	TSFR1M +1.750%	6.0690	02/15/30	4,451,419

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 5.6% (Continued)
	CONSTRUCTION MATERIALS — 1.1%
3,869,845	Quikrete Holdings, Inc.(b)	TSFR1M + 2.250%	7.8150	03/25/31	$ 3,833,566
2,000,000	Quikrete Holdings, Inc.(b)	TSFR1M + 2.500%	6.5550	01/31/32	1,980,060
					5,813,626
	LEISURE FACILITIES & SERVICES — 0.4%
1,976,865	Hilton Grand Vacations Borrower, LLC(b)	TSFR1M + 2.000%	8.1900	08/02/28	1,969,679

	LEISURE PRODUCTS — 0.9%
4,869,485	Hayward Industries, Inc.(b)	TSFR1M + 2.500%	8.1900	05/28/28	4,859,746

	MEDICAL EQUIPMENT & DEVICES — 0.0%(c)
122,766	Avantor Funding, Inc.(b)	TSFR1M + 2.000%	7.4300	11/08/27	123,073

	PUBLISHING & BROADCASTING — 0.3%
1,347,164	Nexstar Broadcasting, Inc.(b)	TSFR1M + 2.500%	7.9400	09/19/26	1,347,723

	RETAIL - DISCRETIONARY — 0.8%
3,980,000	Johnstone Supply, LLC(b)	TSFR1M + 3.000%	8.3210	05/16/31	3,952,956

	TECHNOLOGY HARDWARE — 0.4%
1,975,051	Ciena Corporation(b)	TSFR1M + 2.000%	7.3300	10/24/30	1,975,466

	TRANSPORTATION & LOGISTICS — 0.8%
2,992,500	Genesee & Wyoming, Inc.(b)	TSFR1M + 2.000%	6.6040	04/07/31	2,968,186
987,500	Genesee & Wyoming, Inc.(b)	TSFR3M + 1.750%	6.5220	04/10/31	979,477
					3,947,663
	TOTAL TERM LOANS (Cost $28,554,953)				28,441,351

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY BONDS & NOTES — 6.5%
10,275,000	United States Treasury Note		3.5000	01/31/28	$ 10,162,015
9,000,000	United States Treasury Note		1.5000	02/15/30	8,018,965
9,000,000	United States Treasury Note		3.5000	02/15/33	15,198,164

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
U.S. TREASURY BONDS & NOTES — 6.5% (Continued)

	TOTAL TREASURY BONDS & NOTES (Cost $33,062,348)			$ 33,379,144

Shares				Fair Value
SHORT-TERM INVESTMENTS — 1.5%
MONEY MARKET FUNDS - 1.5%
7,724,448	First American Government Obligations Fund, Class X, 4.25% (Cost $7,724,448)(e)			7,724,448

	TOTAL INVESTMENTS - 99.0% (Cost $509,603,852)			$ 506,603,644
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%			4,966,948
	NET ASSETS - 100.0%			$ 511,570,592

CLO	- Collateralized Loan Obligations
LLC	- Limited Liability Company
LP	- Limited Partnership
Ltd.	- Limited Company

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	TSFR1M Term CME (Secured Overnight Financing Rate) 1 Month
TSFR3M	TSFR3M Term CME (Secured Overnight Financing Rate) 3 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025 the total market value of 144A securities is $345,430,580 or 67.5% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Percentage rounds to less than 0.1%.
(d)	Variable rate security; the rate shown represents the rate on March 31, 2025.
(e)	Rate disclosed is the seven day effective yield as of March 31, 2025.